Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Schedule of right-of-use assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 126,784	[1]	$ 131,335
Depreciation charge for the year	(8,763)		(7,415)
Adjustments	56,494		2,864
Balance at end of year	174,515		126,784	[1]
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	76,963		81,355
Depreciation charge for the year	(3,770)		(3,484)
Adjustments	18,300		(908)
Balance at end of year	91,493		76,963
Pressure Regulation And Management System Facility Member
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	13,977		6,239
Depreciation charge for the year	(1,209)		(660)
Adjustments	1,766		8,398
Balance at end of year	14,534		13,977
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	8,353		10,282
Depreciation charge for the year	(2,538)		(2,142)
Adjustments	5,135		213
Balance at end of year	10,950		8,353
Long-term deferred expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	27,491	[1]	33,459
Depreciation charge for the year	(1,246)		(1,129)
Adjustments	31,293		(4,839)
Balance at end of year	$ 57,538		$ 27,491	[1]

[1]	Reclassified